Schedule of changes in allowance for doubtful advances (Details) - Allowance for doubtful advances [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	₨ 22,967	₨ 19,941
Provisions accrued during the year	38,860	5,326
Amount written off during the year	(2,215)	(2,300)
Balance at the end of the year	₨ 59,612	₨ 22,967